SHARE-BASED COMPENSATION PLAN - Restricted shares plan (Details) - Restricted shares	6 Months Ended
Jun. 30, 2022 EquityInstruments R$ / shares
SHARE-BASED COMPENSATION PLAN
Shares Granted	214,611
Restricted Shares Plan, 2020
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares	R$ 51.70
Shares Granted	106,601
Restricted Shares Plan, 2021
SHARE-BASED COMPENSATION PLAN
Price on grant date | R$ / shares	R$ 53.81
Shares Granted	108,010
Restricted Shares Plan, 2018
SHARE-BASED COMPENSATION PLAN
Shares Granted	130,435